Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Inventories, net	$ 141.0	$ 168.9
Targa Resources Partners LP [Member]
Inventory [Line Items]
Commodities	128.3	157.4
Materials and supplies	12.7	11.5
Inventories, net	$ 141.0	$ 168.9